Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The income tax provision for continuing operations consists of the following:

	2012	2011	2010
Current:
State	$84,000	$—	$40,000
Federal	646,000	282,000	95,000
Deferred:
State	2,214,000	—	—
Federal	23,419,000	(372,000)	(95,000)
Total income tax expense (benefit) provision from continuing operations	$26,363,000	$(90,000)	$40,000

A reconciliation of the statutory federal income tax amount to the recorded expense follows:

	2012	2011	2010
Income from continuing operations before federal income taxes	$98,199,000	$108,332,000	$47,403,000
Expected income tax at statutory rate	34,370,000	37,916,000	16,591,000
State income taxes	1,493,000	4,227,000	2,378,000
Other differences	292,000	(146,000)	(111,000)
Changes in valuation allowance	(9,792,000)	(42,087,000)	(18,818,000)
Income tax expense (benefit) recorded for continuing operations	$26,363,000	$(90,000)	$40,000

The tax effects of temporary differences and net operating loss carryforwards, which give rise to deferred tax assets and liabilities at December 31, 2012, 2011 and 2010 are estimated as follows:

	2012	2011	2010
Deferred tax assets:
Net operating loss carryforward	$1,513,000	$40,880,000	$20,967,000
Oil and gas property basis difference	—	—	32,054,000
FASB ASC 718 compensation expense	762,000	520,000	347,000
Investment in pass through entities	—	78,000	722,000
AMT credit	1,643,000	1,000,000	693,000
Non-oil and gas property basis difference	—	103,000	279,000
Charitable contributions carryover	5,000	3,000	—
Unrealized gain on hedging activities	3,836,000	—	—
Foreign tax credit carryforwards	2,074,000	—	—
State net operating loss carryover	4,315,000	6,410,000	—
Total deferred tax assets	14,148,000	48,994,000	55,062,000
Valuation allowance for deferred tax assets	(4,629,000)	(12,347,000)	(54,434,000)
Deferred tax assets, net of valuation allowance	9,519,000	36,647,000	628,000
Deferred tax liabilities:
Oil and gas property basis difference	15,049,000	35,637,000	—
Investment in pass through entities	3,618,000	—	—
Non-oil and gas property basis difference	227,000	—	—
Investment in nonconsolidated affiliates	9,232,000	—	—
Unrealized gain on hedging activities	—	10,000	—
Total deferred tax liabilities	28,126,000	35,647,000	—
Net deferred tax asset (liability)	$(18,607,000)	$1,000,000	$628,000
The Company has an available federal tax net operating loss carryforward estimated at approximately $4,323,000 as of December 31, 2012. This carryforward will begin to expire in the year 2018. Based upon the December 31, 2012 net deferred tax liability position of the Company's oil and gas assets, management believes that this is a positive source of evidence to utilize the carryforward before it expires. Therefore, a valuation allowance has not been provided at December 31, 2012. A valuation allowance has been provided at December 31, 2011 and 2010 because it was management’s belief in those years, based upon the Company’s past history of no taxable income and future projections of no taxable income during the carryforward period, it was more likely than not that the net deferred tax assets would not be realized. The Company also has state net operating loss carryovers of $84,031,000 from Oklahoma and Louisiana that will begin to expire in 2013, alternative minimum tax credits of $1,643,000 with no expiration date and federal foreign tax credit carryovers of $2,074,000 which begin to expire in 2017. The Company has recorded a valuation allowance of $4,629,000 related to state net operating loss carryovers and foreign tax credit carryovers as the carryovers may not be utilized based upon a more likely than not basis.
In 2012, the Diamondback Contribution generated an estimated $61.9 million taxable gain. As a result, the Company recognized $9,792,000 of its deferred tax assets which had previously been subject to a valuation allowance. The Company also recognized $25,633,000 of deferred tax expense in 2012 primarily due to the utilization of prior net operating losses from the Diamondback Contribution gain. Current federal expense in 2012, 2011 and 2010 is primarily attributable to alternative minimum tax. The Company also had income tax expense of $84,000 and $40,000 related to state income tax for the years ended December 31, 2012 and 2010.